Expense Example - FidelityStrategicRealReturnFund-RetailPRO - FidelityStrategicRealReturnFund-RetailPRO - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	238
5 years	423
10 years	$ 956